JPMorgan Sustainable Municipal Income ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
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the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2025.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 91.3% (a)
Arizona — 1.6%
Arizona Industrial Development Authority, KIPP NYC Public Charter Schools Jerome Facility Project Series 2021B, Rev., 4.00%, 7/1/2041	1,000,000	881,285
City of Lake Havasu City Wastewater System, Senior Lien, GO, 5.00%, 7/1/2033	1,100,000	1,232,811
Industrial Development Authority of the County of Pima (The), La Posada at Pusch Ridge Project Series 2022B-3, Rev., 5.13%, 6/25/2025 (b)	450,000	450,233
Maricopa County Industrial Development Authority, Arizona Autism Charter School Project Series 2021A, Rev., 4.00%, 7/1/2041 (b)	1,100,000	921,981
Maricopa County Union High School District No. 216 Agua Fria, Project of 2023 and 2024
GO, 5.00%, 7/1/2033	450,000	504,225
GO, 5.00%, 7/1/2034	275,000	309,505
Total Arizona		4,300,040
California — 9.3%
California Community Choice Financing Authority, Clean Energy Project
Series 2023B-1, Rev., 5.00%, 8/1/2029 (c)	1,090,000	1,133,016
Series 2024A, Rev., 5.00%, 4/1/2032 (c)	2,000,000	2,098,532
Series 2024D, Rev., 5.00%, 9/1/2032 (c)	2,065,000	2,186,458
Series 2024H, Rev., 5.00%, 8/1/2033 (c)	2,000,000	2,127,390
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2034	1,000,000	1,059,289
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	2,000,000	1,937,354
California Infrastructure and Economic Development Bank, California Academy of Science Series 2024A, Rev., 3.25%, 8/1/2029	2,000,000	1,998,222
California Infrastructure and Economic Development Bank, Segerstrom Center for the Arts Series 2024, Rev., 5.00%, 1/1/2032	1,000,000	1,091,392
California Municipal Finance Authority Series 2021A, Rev., AMT, 3.75%, 10/1/2025 (c)	1,000,000	999,353
California Pollution Control Financing Authority, Poseidon Resources Channelside LP Desalination Project
Rev., AMT, 5.00%, 7/1/2036 (b)	250,000	259,646
Rev., AMT, 5.00%, 7/1/2037 (b)	1,100,000	1,136,486
California Public Finance Authority, Senior Living The James Series 2024A, Rev., 6.50%, 6/1/2054 (b)	1,000,000	932,309
California School Finance Authority, Green Dot Public Schools Project Series 2022A, Rev., 5.00%, 8/1/2032 (b)	325,000	335,508
California School Finance Authority, Kipp SoCal Public Schools Series 2019A, Rev., 5.00%, 7/1/2039 (b)	500,000	503,089
City of Los Angeles, Wastewater System, Subordinate Series 2025A, Rev., 5.00%, 6/1/2045	1,000,000	1,050,834
Desert Community College District, Election of 2016, GO, 4.00%, 8/1/2051	2,000,000	1,817,062
Foothill-De Anza Community College District, GO, 4.00%, 8/1/2040	1,245,000	1,209,819
Los Angeles Department of Water and Power Water System
Series 2018B, Rev., 5.00%, 7/1/2029	1,000,000	1,040,201
Series 2017A, Rev., 4.00%, 7/1/2047	1,000,000	884,308
San Joaquin Valley Clean Energy Authority Series 2025A, Rev., 5.50%, 7/1/2035 (c)	1,000,000	1,083,306
Total California		24,883,574
Colorado — 2.9%
Colorado Health Facilities Authority, Adventist Health System
Series 2024A-1, Rev., 5.00%, 11/15/2029 (c)	1,000,000	1,067,446
Series 2019A, Rev., 4.00%, 11/15/2043	2,050,000	1,846,626
Colorado Health Facilities Authority, Covenant Living Communities and Services
Series 2025A, Rev., 5.00%, 12/1/2026	745,000	762,399
Series 2025A, Rev., 5.00%, 12/1/2027	800,000	830,441
Colorado Housing and Finance Authority, Single Family Mortgage Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	2,190,000	2,323,448

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Dominion Water and Sanitation District
Rev., 5.00%, 12/1/2027	586,000	589,649
Rev., 5.25%, 12/1/2032	500,000	506,775
Total Colorado		7,926,784
District of Columbia — 1.0%
Washington Metropolitan Area Transit Authority Dedicated
Series 2023A, Rev., 5.00%, 7/15/2048	1,170,000	1,183,658
Series 2024A, Rev., 4.38%, 7/15/2056	1,555,000	1,381,123
Total District of Columbia		2,564,781
Florida — 4.9%
County of Miami-Dade, Transit System Series 2022, Rev., 5.00%, 7/1/2049	1,000,000	1,007,670
County of Miami-Dade, Water and Sewer System Series 2024A, Rev., 5.25%, 10/1/2054	1,000,000	1,029,217
Florida Atlantic University Finance Corp., Student Housing Project Series 2024, Rev., 5.00%, 7/1/2049	1,000,000	1,013,076
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.00%, 7/1/2041	1,250,000	1,147,305
Florida Development Finance Corp., Central Charter School Project Series 2022, Rev., 5.63%, 8/15/2042 (b)	1,515,000	1,402,288
Florida Development Finance Corp., GFL Solid Waste Southeast LLC Project Series 2024A, Rev., AMT, 4.38%, 10/1/2031 (b) (c)	1,000,000	995,329
Hillsborough County Industrial Development Authority, Baycare Health System Series 2024E, Rev., VRDO, LIQ : Royal Bank of Canada, 1.45%, 6/2/2025 (c)	675,000	675,000
Lee County Industrial Development Authority Series 2019A-1, Rev., 5.00%, 4/1/2036	1,235,000	1,269,256
Lee County School Board (The) Series 2023A, COP, 5.00%, 8/1/2042	2,715,000	2,807,132
Miami-Dade County Educational Facilities Authority Series 2024A, Rev., 5.00%, 4/1/2037	1,000,000	1,078,698
Middleton Community Development District A, City of Wildwood, Florida Special Assessment, 5.85%, 5/1/2037	500,000	525,602
Village Community Development District No. 15, 4.25%, 5/1/2028 (b)	220,000	221,632
Total Florida		13,172,205
Georgia — 4.1%
City of Atlanta Water and Wastewater Series 2024, Rev., 5.00%, 11/1/2041	1,000,000	1,067,664
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project, Rev., RAN, 5.00%, 10/15/2030	1,000,000	1,084,189
Georgia Housing and Finance Authority Series 2024A, Rev., 5.00%, 12/1/2042	1,250,000	1,279,089
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (c)	2,050,000	2,052,023
Series 2024E, Rev., 5.00%, 12/1/2032 (c)	1,000,000	1,041,580
Metropolitan Atlanta Rapid Transit Authority, Sales Tax
Series 2024B, Rev., 5.00%, 7/1/2041	1,000,000	1,067,206
Series 2025A, Rev., 5.00%, 7/1/2041	1,950,000	2,093,592
Roswell Development Authority, Wellsatar Healthcare, Inc. Series 2025A, Rev., VRDO, LOC : Truist Bank, 1.45%, 6/2/2025 (c)	1,250,000	1,250,000
Total Georgia		10,935,343
Idaho — 0.4%
Idaho Health Facilities Authority, St. Luke's Health System Project Series 2025B, Rev., 5.00%, 3/1/2032 (c)	1,000,000	1,069,627
Illinois — 3.7%
City of Aurora, Single Family Mortgage
Series 2007B, Rev., GNMA / FNMA / FHLMC, 5.45%, 12/1/2039	33,799	33,915
Series 2007A, Rev., AMT, GNMA / FNMA / FHLMC, 5.50%, 12/1/2039	39,849	40,149

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Illinois — continued
City of Chicago, Waterworks, Second Lien
Series 2001, Rev., AMBAC, 5.75%, 11/1/2030	1,000,000	1,062,507
Series 2023B, Rev., A.G., 5.00%, 11/1/2035	500,000	534,909
Series 2023B, Rev., A.G., 5.00%, 11/1/2039	1,500,000	1,561,175
Illinois Finance Authority, Lake Forest College Series 2022A, Rev., 5.50%, 10/1/2039	380,000	387,627
Illinois Finance Authority, Northwestern Memorial Healthcare Series 2021B, Rev., VRDO, LIQ : Royal Bank of Canada, 1.45%, 6/2/2025 (c)	845,000	845,000
Illinois Finance Authority, University of Chicago Series 2024A, Rev., 5.00%, 4/1/2032	1,125,000	1,238,697
Illinois Housing Development Authority
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 10/1/2054	960,000	1,029,606
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 10/1/2055	1,000,000	1,113,529
University of Illinois Auxiliary Facilities System Series 2024A, Rev., 5.25%, 4/1/2043	1,000,000	1,050,218
Will County School District No. 86 Joliet Series 2024, GO, 5.00%, 3/1/2042	1,000,000	1,018,613
Total Illinois		9,915,945
Indiana — 1.3%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (b)	500,000	410,361
City of Jeffersonville, Vivera Senior Living of Jeffersonville Project Series 2020A, Rev., 4.75%, 11/1/2030 (b)	495,000	468,840
Indiana Finance Authority, CWA Authority Project Series 2021-1, Rev., 5.00%, 10/1/2034	1,000,000	1,084,423
Indiana Finance Authority, Tippecanoe LLC- Student Housing Project Series 2023A, Rev., 5.00%, 6/1/2053	150,000	143,044
IPS Multi-School Building Corp., Ad Valorem Property Tax First Mortgage Series 2024, Rev., 5.00%, 1/15/2026	1,350,000	1,364,552
Total Indiana		3,471,220
Iowa — 0.7%
Iowa Finance Authority, Senior Living Facility, Sunrise Retirement Community Project
Rev., 5.00%, 9/1/2028	195,000	190,218
Rev., 5.00%, 9/1/2030	110,000	105,486
Rev., 5.00%, 9/1/2031	105,000	99,694
Rev., 5.00%, 9/1/2036	445,000	395,608
Iowa Student Loan Liquidity Corp., Student Loan Series 2015A, Rev., AMT, 5.00%, 12/1/2025	1,000,000	1,007,893
Total Iowa		1,798,899
Kentucky — 0.6%
Kentucky Public Energy Authority, Gas Supply Series 2024A, Rev., 5.00%, 7/1/2030 (c)	1,000,000	1,036,714
University of Kentucky, Healthcare Cancer Center Parking Projects, Rev., 5.00%, 10/1/2025	555,000	558,424
Total Kentucky		1,595,138
Louisiana — 2.6%
Louisiana Housing Corp., Single Family Mortgage Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.00%, 6/1/2055	1,000,000	1,086,100
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2036 (b)	385,000	356,716
Series 2021A, Rev., 5.00%, 6/1/2042 (b)	440,000	377,808
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2025B, Rev., 5.00%, 5/15/2030	1,000,000	1,067,873
Series 2025A, Rev., 5.25%, 5/15/2055	1,000,000	1,004,265
Series 2025A, Rev., 5.50%, 5/15/2055	1,000,000	1,038,467
Louisiana Public Facilities Authority, Tulane University of Louisiana Project Series 2020A, Rev., 5.00%, 4/1/2045	2,000,000	2,022,594
Total Louisiana		6,953,823

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Maryland — 0.4%
Washington Suburban Sanitary Commission, Maryland Montgomery and Prince George's Counties Maryland Consolidated Public Improvement Series 2024, Rev., GTD, 4.00%, 6/1/2044	1,225,000	1,157,575
Massachusetts — 1.2%
Massachusetts Development Finance Agency, Amherst College Issue Series 2025A, Rev., 5.00%, 11/1/2035 (c)	1,000,000	1,126,285
Massachusetts Development Finance Agency, Lasell Village, Inc. Issue, Rev., 5.00%, 7/1/2029	1,000,000	1,048,556
Massachusetts Water Resources Authority, Green Bond Series 2016C, Rev., 4.00%, 8/1/2040	1,000,000	961,583
Total Massachusetts		3,136,424
Michigan — 1.9%
City of Detroit, Unlimited Tax
Series 2021A, GO, 5.00%, 4/1/2033	770,000	816,957
Series 2023A, GO, 6.00%, 5/1/2039	2,000,000	2,211,339
Michigan Finance Authority, Trinity Health Credit Group Series 2013MI-4, Rev., 4.00%, 12/1/2038	1,000,000	934,343
Michigan State Hospital Finance Authority, Corewell Health Series 2025B-2, Rev., 5.00%, 6/1/2035 (c)	1,000,000	1,079,235
Total Michigan		5,041,874
Minnesota — 1.6%
Minneapolis-St. Paul Housing Finance Board, Single Family Mortgage, City Living Home Programs Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	85,000	84,801
Minnesota Housing Finance Agency Series 2022M, Rev., GNMA / FNMA / FHLMC COLL, 6.00%, 1/1/2053	1,070,000	1,132,207
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2025	1,070,000	1,071,580
Rev., 5.25%, 8/1/2026	825,000	826,348
Minnesota Housing Finance Agency, Residential Housing Series 2024O, Rev., GNMA / FNMA / FHLMC, 6.25%, 1/1/2055	1,000,000	1,104,318
Total Minnesota		4,219,254
Missouri — 1.9%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2031	1,000,000	1,050,073
Missouri Housing Development Commission, Single Family, First Place Homeownership Loan Program Series 2024A, Rev., GNMA / FNMA / FHLMC, 5.75%, 5/1/2055	940,000	1,014,288
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2015B, Rev., 5.00%, 7/1/2026	2,000,000	2,003,092
Orchard Farm R-V School District, Missouri Direct Deposit Program Series 2024A, GO, 5.75%, 3/1/2041	1,000,000	1,124,919
Total Missouri		5,192,372
Nebraska — 0.4%
Nebraska Investment Finance Authority, Single Family Housing Series 2024G, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000,000	1,095,847
New Hampshire — 1.5%
City of Manchester, School Facilities, Rev., NATL - RE, 5.50%, 6/1/2027	900,000	947,537
New Hampshire Business Finance Authority Series 2025-1, Rev., 4.17%, 1/20/2041	998,565	928,788
New Hampshire Business Finance Authority, Winston Salem Sustainable Energy Partners
Series 2025A, Rev., 5.00%, 12/1/2035 (d)	1,000,000	1,077,618
Series 2025A, Rev., 5.50%, 6/1/2050 (d)	1,000,000	1,030,882
Total New Hampshire		3,984,825
New Jersey — 0.2%
Camden County Improvement Authority (The), Camden Prep High School Project, Rev., 5.00%, 7/15/2042 (b)	590,000	577,314

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
New Mexico — 0.4%
New Mexico Mortgage Finance Authority, Santee Apartments and Sangre De Cristo Project, Rev., 3.73%, 12/1/2025 (c) (d)	1,000,000	1,000,205
New York — 14.0%
Build NYC Resource Corp., Grand Concourse Academy Charter School Series 2022A, Rev., 3.40%, 7/1/2027	185,000	183,085
Build NYC Resource Corp., Kipp NYC Public School Facilities - Canal West Project, Rev., 5.00%, 7/1/2029	460,000	483,193
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project Series 2024, Rev., 5.00%, 12/1/2027	1,000,000	1,048,220
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,000,629
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,000,671
Metropolitan Transportation Authority
Series 2017D, Rev., 5.00%, 11/15/2033	1,935,000	1,989,313
Series 2024B, Rev., 5.00%, 11/15/2041	2,000,000	2,060,256
Metropolitan Transportation Authority, Climate Bond Series 2025A, Rev., 5.25%, 11/15/2043	1,000,000	1,042,897
Monroe County Industrial Development Corp., Academy of Health Sciences Charter School Project Series 2022A, Rev., 5.00%, 7/1/2032 (b)	250,000	252,432
New York City Municipal Water Finance Authority, Second General Resolution
Series 2025CC, Rev., 5.00%, 6/15/2032	1,000,000	1,121,480
Series 2025BB, Rev., 5.00%, 6/15/2048	1,000,000	1,026,899
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025 Series 2025DD, Rev., 5.50%, 6/15/2039	1,000,000	1,128,549
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution Series 2009BB-2, Rev., VRDO, LIQ : UBS AG, 1.52%, 6/2/2025 (c)	250,000	250,000
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2023 Series 2023, Subseries B-1, Rev., VRDO, LIQ : Mizuho Bank Ltd., 1.50%, 6/2/2025 (c)	6,500,000	6,500,000
New York State Dormitory Authority, Brooklyn Law School Series 2019A, Rev., 5.00%, 7/1/2033	1,000,000	1,030,644
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2025 2-B, Rev., 5.00%, 7/1/2032 (c)	1,000,000	1,085,711
New York State Dormitory Authority, New York University Series 2024, Rev., 5.25%, 7/1/2049	2,400,000	2,451,639
New York State Dormitory Authority, Pace University Series 2024A, Rev., 5.25%, 5/1/2040	425,000	438,869
New York State Dormitory Authority, School Districts Financing Program Series 2025A, Rev., A.G., 5.00%, 10/1/2033 (d)	1,000,000	1,114,797
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2024A, Rev., 5.25%, 6/15/2053	1,000,000	1,048,323
New York Transportation Development Corp., JFK International Airport New Terminal One Project Series 2023, Rev., AMT, A.G., 5.00%, 6/30/2049	2,000,000	1,976,404
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000,000	1,000,705
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	1,000,000	935,160
Saratoga County Capital Resource Corp., Skidmore College Project Series 2020A, Rev., 5.00%, 7/1/2045	2,145,000	2,162,186
Sherburne Earlville Central School District, GO, BAN, 4.50%, 7/18/2025	1,000,000	1,001,227
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox Series 2025A, Rev., 5.00%, 12/1/2050	1,500,000	1,525,034
Triborough Bridge and Tunnel Authority, Payroll Mobility Tax Series 2025B-2, Rev., BAN, 5.00%, 3/15/2029	2,500,000	2,688,710
Total New York		37,547,033
North Carolina — 2.1%
City of Charlotte Water and Sewer System Series 2022A, Rev., 5.00%, 7/1/2030	3,000,000	3,301,010
North Carolina Housing Finance Agency, Homeownership-1998 Trust Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (c)	2,000,000	1,998,659
North Carolina Medical Care Commission, Twin Lakes Community Series 2025A, Rev., 5.25%, 1/1/2055	250,000	242,407
Total North Carolina		5,542,076

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Ohio — 4.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2016A, Rev., 4.00%, 2/15/2041	1,000,000	915,521
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825,000	858,038
City of Toledo Water System, Waterworks, Rev., 5.00%, 11/15/2032	1,300,000	1,404,069
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000,000	1,000,745
Lakota Local School District Series 2005, GO, NATL - RE, 5.25%, 12/1/2025	1,500,000	1,516,698
Northeast Ohio Medical University Series 2022, Rev., 5.00%, 12/1/2037	1,100,000	1,144,882
Ohio Water Development Authority, Water Pollution Control Loan Fund Series 2024A, Rev., 5.00%, 12/1/2043	1,000,000	1,052,776
State of Ohio, Children's Hospital Medical Center of Akron Series 2024B, Rev., 5.00%, 8/15/2032 (c)	1,000,000	1,084,852
University of Cincinnati Series 2024A, Rev., 5.25%, 6/1/2049	2,000,000	2,075,579
Total Ohio		11,053,160
Oklahoma — 1.9%
Oklahoma Housing Finance Agency, Home Ownership Loan Program Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.25%, 9/1/2056	1,000,000	1,111,676
Oklahoma Water Resources Board, State Loan Program
Series 2024B, Rev., 5.25%, 10/1/2044	2,000,000	2,085,790
Series 2021D, Rev., 4.00%, 10/1/2046	2,035,000	1,865,639
Total Oklahoma		5,063,105
Oregon — 1.7%
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, Zero Coupon, 6/15/2035	1,000,000	637,927
Oregon Health and Science University Series 2021A, Rev., 3.00%, 7/1/2051	2,645,000	1,801,524
Oregon State Facilities Authority, Peacehealth Series 2018A, Rev., VRDO, LOC : US Bank NA, 1.45%, 6/2/2025 (c)	2,175,000	2,175,000
Total Oregon		4,614,451
Other — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2035 (c)	745,000	745,180
Pennsylvania — 2.2%
Bucks County Water and Sewer Authority Series 2022A, Rev., A.G., 5.00%, 12/1/2038	525,000	562,338
Northampton County General Purpose Authority, St. Luke's University Health Network Series 2024A-1, Rev., A.G., 5.00%, 8/15/2049	2,000,000	1,988,405
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living Homes Series 2021, Rev., 4.00%, 7/1/2046	750,000	624,394
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2024-145A, Rev., 6.00%, 10/1/2054	995,000	1,070,838
Philadelphia Energy Authority (The), Philadelphia Street Lighting Project Series 2023A, Rev., 5.00%, 11/1/2043	750,000	773,843
Redevelopment Authority of the City of Philadelphia, Service Agreement Series 2024B, Rev., 5.00%, 9/1/2042	850,000	876,718
Total Pennsylvania		5,896,536
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority, Foothill Affordable Housing Series 2025, Rev., FHLMC COLL, 4.00%, 3/1/2035 (c)	2,000,000	1,910,371
South Dakota — 0.8%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	995,000	1,099,560
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000,000	1,124,073
Total South Dakota		2,223,633
Tennessee — 1.5%
Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Blakeford at Green Hills Series 2020A, Rev., 4.00%, 11/1/2038	1,305,000	1,150,004

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Tennessee — continued
Shelby County Health Educational and Housing Facilities Board, Baptism Memorial Health Obligated Group Series 2024B, Rev., 5.00%, 9/1/2029 (c)	1,000,000	1,041,578
Shelby County Health Educational and Housing Facilities Board, Madrone Memphis Student Housing I, LLC- University of Memphis Project Series 2024A-1, Rev., 5.00%, 6/1/2044 (b)	1,250,000	1,192,572
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	661,723
Total Tennessee		4,045,877
Texas — 9.1%
City of Houston Airport System, United Airlines, Inc., Terminal Improvement Projects Series 2024B, Rev., AMT, 5.25%, 7/15/2034	650,000	665,568
Collin County Community College District, Rev., 4.00%, 8/15/2042	1,500,000	1,387,314
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2020C-3, Rev., 5.00%, 12/1/2026 (c)	2,000,000	2,049,328
Housing Options, Inc., The Culbreath, Rev., 3.75%, 11/1/2028 (c)	1,000,000	1,006,895
Mansfield Independent School District, Unlimited Tax Series 2024, GO, PSF-GTD, 4.00%, 2/15/2054	1,000,000	864,739
Mission Economic Development Corp., Waste Management, Inc. Project Series 2020B, Rev., AMT, 3.95%, 9/1/2025 (c)	1,000,000	999,971
New Hope Cultural Education Facilities Finance Corp., Bela Vida Forefront Living Projects Series 2025A, Rev., 6.25%, 10/1/2045	500,000	479,849
North Texas Municipal Water District, Panther Creek Regional Wastewater System, Rev., 5.25%, 6/1/2043 (d)	1,855,000	1,969,413
Permanent University Fund - University of Texas System Series 2025A, Rev., 5.00%, 7/1/2035	2,500,000	2,821,409
Plano Independent School District, Unlimited Tax, GO, PSF-GTD, 5.00%, 2/15/2029	1,000,000	1,073,609
San Antonio Water System, Junior Lien Series 2024B, Rev., 5.00%, 5/15/2030	1,000,000	1,090,069
Sunnyvale Independent School District, Unlimited Tax, GO, PSF-GTD, 4.25%, 2/15/2055	1,960,000	1,763,905
Tarrant Regional Water District Water Supply System Series 2024, Rev., 5.00%, 3/1/2041	1,000,000	1,055,379
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Series 2024, Rev., 5.00%, 1/1/2034 (c)	1,000,000	1,052,609
Texas Water Development Board, State Water Implementation Fund Series 2019A, Rev., 4.00%, 10/15/2044	4,365,000	3,919,667
Via Metropolitan Transit Advanced Transportation District Sales Tax
Series 2024, Rev., 5.00%, 8/1/2029	1,000,000	1,077,381
Series 2024, Rev., 5.00%, 8/1/2049	1,000,000	1,032,004
Total Texas		24,309,109
Utah — 0.6%
Utah Associated Municipal Power Systems, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700,000	1,750,851
Vermont — 0.8%
Vermont Student Assistance Corp., Education Loan Series 2016A, Rev., AMT, 5.00%, 6/15/2025	2,150,000	2,150,987
Virginia — 2.4%
Fairfax County Industrial Development Authority, Rev., 4.00%, 5/15/2042	4,450,000	4,110,010
Hampton Roads Sanitation District Series 2024A, Rev., 5.00%, 11/1/2037	1,275,000	1,414,436
Virginia Small Business Financing Authority, Environmental Facilities Pure Salmon Virginia LLC Project, Rev., AMT, 4.00%, 11/20/2025 (c)	1,000,000	1,000,231
Total Virginia		6,524,677
Washington — 3.0%
City of Seattle Water System
Rev., 5.00%, 5/1/2035	1,000,000	1,136,606
Rev., 5.00%, 5/1/2050	1,000,000	1,029,713
County of King Sewer Series 2016A, Rev., 4.00%, 7/1/2039	1,000,000	977,380
Vancouver Housing Authority Series 2025, Rev., 4.25%, 2/1/2038	2,000,000	1,906,114

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Washington — continued
Washington State Housing Finance Commission, Blakeley and Laurel Villages Portfolio Series 2025A, Rev., 5.50%, 7/1/2050 (b)	1,000,000	983,930
Washington State Housing Finance Commission, Radford Court and Nordheim Court Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,020,190
Washington State Housing Finance Commission, Seattle Academy Of Arts and Science Project
Series 2023, Rev., 5.00%, 7/1/2028 (b)	250,000	257,733
Series 2023, Rev., 5.13%, 7/1/2033 (b)	740,000	784,059
Total Washington		8,095,725
West Virginia — 0.2%
West Virginia Hospital Finance Authority, University Health System Series 2023A, Rev., 5.00%, 6/1/2040	505,000	521,853
Wisconsin — 3.3%
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (b)	200,000	125,025
Public Finance Authority, Senior Lien, Rev., AMT, 5.75%, 7/1/2049	1,000,000	1,027,169
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Series 2024A, Rev., 5.00%, 4/1/2035	1,000,000	1,113,180
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group
Rev., 5.25%, 8/15/2050	1,000,000	1,018,057
Rev., 4.38%, 8/15/2055	1,000,000	860,865
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Series 2017A, Rev., 5.00%, 9/1/2027 (e)	785,000	817,546
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service, Rev., 5.00%, 4/1/2035	1,165,000	1,207,274
Wisconsin Housing and Economic Development Authority, Home Ownership
Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970,000	1,041,278
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.00%, 3/1/2055	1,500,000	1,624,405
Total Wisconsin		8,834,799
Total Municipal Bonds (Cost $248,800,195)		244,822,492
	SHARES
Short-Term Investments — 9.9%
Investment Companies — 9.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (f) (g) (Cost $26,564,042)	26,562,875	26,565,531
Total Investments — 101.2% (Cost $275,364,237)		271,388,023
Liabilities in Excess of Other Assets — (1.2)%		(3,123,153)
NET ASSETS — 100.0%		268,264,870

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RAN	Revenue Anticipation Note
RE	Reinsured
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2025.
Futures contracts outstanding as of May 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	26	09/19/2025	USD	2,941,250	60,956
Short Contracts
U.S. Treasury 10 Year Ultra Note	(18)	09/19/2025	USD	(2,030,625)	(24,912)
U.S. Treasury Ultra Bond	(9)	09/19/2025	USD	(1,046,813)	(24,055)
(48,967)
11,989

Abbreviations
USD	United States Dollar

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$244,822,492	$—	$244,822,492
Short-Term Investments
Investment Companies	26,565,531	—	—	26,565,531
Total Investments in Securities	$26,565,531	$244,822,492	$—	$271,388,023

JPMorgan Sustainable Municipal Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$60,956	$—	$—	$60,956
Depreciation in Other Financial Instruments
Futures Contracts	$(48,967)	$—	$—	$(48,967)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$11,989	$—	$—	$11,989
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$38,541,004	$41,706,528	$53,682,001	$—	$—	$26,565,531	26,562,875	$203,805	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.